Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Summary Compensation Table Total for Non-CEO NEO (2)	Compensation Actually Paid to Non-CEO NEO (2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income
2024	$744,755	$848,105	$421,267	$475,106	$141	$13,751,000
2023	$670,565	$667,849	$364,325	$362,819	$89	$13,059,000

Named Executive Officers, Footnote	The CEO, included in both years above is Mr. Bianchi. To calculate the CEO CAP, the following amounts were deducted from and added to Summary Compensation Table total compensation. There were no awards that failed to meet the applicable vesting condition or that were forfeited during 2024.The non-CEO NEO, included in both years above is Mr. Broucek. To calculate the Non-CEO NEO CAP, the following amounts were deducted from and added to Summary Compensation Table total compensation. There were no awards that failed to meet the applicable vesting condition or that were forfeited during 2024.
PEO Total Compensation Amount	$ 744,755	$ 670,565
PEO Actually Paid Compensation Amount	$ 848,105	667,849
Adjustment To PEO Compensation, Footnote	The CEO, included in both years above is Mr. Bianchi. To calculate the CEO CAP, the following amounts were deducted from and added to Summary Compensation Table total compensation. There were no awards that failed to meet the applicable vesting condition or that were forfeited during 2024.

	Summary Compensation Table		Current Year Stock Awards		Prior Stock Awards
Year	Total Compensation	Stock Awards	Year End Fair Value of Awards Outstanding & Unvested	Vest Date Fair Value of Awards Granted & Vested in Current Year	Change in Fair Value of Awards Outstanding & Unvested	Change in Fair Value of Awards Vested in Current Year	Total Dividends Paid on Unvested Awards	Compensation Actually Paid (CAP)
2024	$744,755	$(138,720)	$190,218	$0	$48,648	$1,548	$1,656	$848,105
2023	$670,565	$(134,675)	$127,592	$0	$(2,989)	$4,408	$2,948	$667,849

Non-PEO NEO Average Total Compensation Amount	$ 421,267	364,325
Non-PEO NEO Average Compensation Actually Paid Amount	$ 475,106	362,819
Adjustment to Non-PEO NEO Compensation Footnote	The non-CEO NEO, included in both years above is Mr. Broucek. To calculate the Non-CEO NEO CAP, the following amounts were deducted from and added to Summary Compensation Table total compensation. There were no awards that failed to meet the applicable vesting condition or that were forfeited during 2024.

	Summary Compensation Table		Current Year Stock Awards		Prior Stock Awards
Year	Total Compensation	Stock Awards	Year End Fair Value of Awards Outstanding & Unvested	Vest Date Fair Value of Awards Granted & Vested in Current Year	Change in Fair Value of Awards Outstanding & Unvested	Change in Fair Value of Awards Vested in Current Year	Total Dividends Paid on Unvested Awards	Compensation Actually Paid (CAP)
2024	$421,267	$(72,306)	$99,140	$0	$25,360	$782	$863	$475,106
2023	$364,325	$(70,192)	$66,501	$0	$(1,548)	$2,206	$1,527	$362,819

Total Shareholder Return Amount	$ 141	89
Net Income (Loss)	$ 13,751,000	13,059,000
PEO Name	Mr. Bianchi
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (138,720)	(134,675)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,218	127,592
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,648	(2,989)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,548	4,408
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,656	2,948
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,306)	(70,192)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,140	66,501
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,360	(1,548)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	782	2,206
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 863	$ 1,527